Other non-financial assets - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Line Items]
Opening balance	$ 23,845	$ 25,196
Closing balance	59,819	23,845
Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	39,873	39,583
Additions		290
Additional and transfers	37,827
Disposals	(475)
Closing balance	77,225	39,873
Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	16,028	14,387
Additions		1,641
Additional and transfers	1,652
Disposals	(274)
Closing balance	17,406	16,028
Patents And Industrial Property [Member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	15,216	15,001
Additions		215
Additional and transfers	72
Disposals	0
Closing balance	15,288	15,216
Rights-of-use [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	13,720	13,720
Additions		0
Additional and transfers	3,732
Disposals	(475)
Closing balance	16,977	13,720
Rights-of-use [member] | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	9,588	8,883
Additions		705
Additional and transfers	980
Disposals	(274)
Closing balance	10,294	9,588
Software licenses | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	10,937	10,862
Additions		75
Additional and transfers	0
Disposals	0
Closing balance	10,937	10,937
Software licenses | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	6,440	5,504
Additions		936
Additional and transfers	672
Disposals	0
Closing balance	7,112	6,440
Goodwill | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	0	0
Additions		0
Additional and transfers	34,023
Disposals	0
Closing balance	$ 34,023	$ 0